Additional information - condensed financial statements of the Company (Details 2) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	3,889,092	2,289,482	1,867,248	1,542,784
Other current assets	860,136	740,770
Total current assets	7,709,122	6,418,228
Investments in subsidiaries	94,411
Derivative asset-capped call options		14,591
Deferred issuance cost	67,531	110,868
Total assets	14,735,599	11,619,383
Current liabilities:
Interest payable	7,869	8,500
Total current liabilities	3,325,288	2,043,642
Long-term debt payable	3,461,916	1,520,000
Convertible notes	1,238,485	1,230,175
Embedded derivatives	32	66,174
Total liabilities	8,186,930	4,939,227
Shareholders' equity :
Ordinary shares(US$0.0001 par value; 493,480,000 shares authorized, 169,976,270 and 202,238,307 shares issued and outstanding as of December 31, 2010 and December 31, 2011, respectively)	154	134
Additional paid-in capital	5,102,362	4,680,133
Retained earnings	1,017,333	1,604,493
Accumulated other comprehensive (loss)/gain	8,519	(2,090)
Total shareholders' equity	6,548,669	6,680,156	4,822,558	4,926,910
Total liabilities and shareholders' equity	14,735,599	11,619,383
JA Solar Holdings Co., Ltd.
Current assets:
Cash and cash equivalents	77,009	28,024	40,912	112,949
Other receivable from subsidiaries	252,943	265,833
Other current assets	2,055	31,480
Total current assets	332,007	325,337
Investments in subsidiaries	4,599,487	4,469,983
Derivative asset-capped call options		9,127
Deferred issuance cost	67,531	110,868
Amount due from subsidiaries	2,892,214	3,133,174
Total assets	7,891,239	8,048,489
Current liabilities:
Other payables to subsidiaries and employees	6,572
Accrued and other liabilities	48,317	63,484
Interest payable	7,869	8,500
Total current liabilities	62,758	71,984
Long-term debt payable	41,295
Convertible notes	1,238,485	1,230,175
Embedded derivatives	32	66,174
Total liabilities	1,342,570	1,368,333
Shareholders' equity :
Ordinary shares(US$0.0001 par value; 493,480,000 shares authorized, 169,976,270 and 202,238,307 shares issued and outstanding as of December 31, 2010 and December 31, 2011, respectively)	154	134
Additional paid-in capital	5,102,362	4,680,133
Retained earnings	1,437,634	2,001,979
Accumulated other comprehensive (loss)/gain	8,519	(2,090)
Total shareholders' equity	6,548,669	6,680,156	4,822,558	4,926,910
Total liabilities and shareholders' equity	7,891,239	8,048,489